Average Annual Total Returns{- Franklin Rising Dividends Fund} - Franklin Rising Dividends Fund-24 - Franklin Rising Dividends Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	9.91%	13.21%	11.65%	9.65%	12.37%	10.98%	5.99%	10.39%	9.52%	14.43%	13.64%	11.44%	15.99%	14.21%	12.00%	16.70%	14.91%	12.63%	[1]	16.60%	14.79%	12.56%	18.40%	15.21%	13.88%

[1]	1. Since inception May 1, 2013.